BORROWINGS (Short-term) (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
BORROWINGS [Abstract]
Short-term bank borrowings		¥ 3,007,186,488	¥ 2,566,366,459
Long-term bank borrowings-current portion		282,962,717	40,500,000
Total short-term borrowings	$ 507,911,514	¥ 3,290,149,205	¥ 2,606,866,459